Fair Value Disclosure (Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 27, 2013 Rest Of World [Member] Mexico [Member]	Dec. 31, 2013 Rest Of World [Member] Mexico [Member]	Mar. 28, 2014 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Mar. 28, 2014 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 28, 2014 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 28, 2014 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets							$ 3.0	$ 7.2	$ 7.1	$ 0	$ 0	$ 0	$ 3.0	$ 7.2	$ 7.1	$ 0	$ 0	$ 0
Equity securities							22.7	22.2	17.7	22.7	22.2	17.7	0	0	0	0	0	0
Total assets							25.7	29.4	24.8	22.7	22.2	17.7	3.0	7.2	7.1	0	0	0
Derivative liabilities							16.4	9.3	10.1	0	0	0	16.4	9.3	10.1	0	0	0
Total liabilities							16.4	9.3	10.1	0	0	0	16.4	9.3	10.1	0	0	0
Restructuring charges	2.6	3.1	6.7	7.5	14.0
Property, Plant, and Equipment, Fair Value Disclosure						$ 12.7